GOODWILL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)
Goodwill [Roll Forward]
Goodwill	$ 54,740	[1]
Updated goodwill balance	(2,246)
Goodwill allocation due to changes in segment reporting (See Note 15)	0
Goodwill	52,494	[1]
Satellite Networks [Member]
Goodwill [Roll Forward]
Goodwill	30,188	[1]
Updated goodwill balance	(2,246)
Goodwill allocation due to changes in segment reporting (See Note 15)	(27,942)
Goodwill	0	[1]
Integrated Solutions [Member]
Goodwill [Roll Forward]
Goodwill	24,522	[1]
Updated goodwill balance	0
Goodwill allocation due to changes in segment reporting (See Note 15)	(24,522)
Goodwill	0	[1]
Commercial [Member]
Goodwill [Roll Forward]
Goodwill	0	[1]
Updated goodwill balance	0
Goodwill allocation due to changes in segment reporting (See Note 15)	35,390
Goodwill	35,390	[1]
Defense [Member]
Goodwill [Roll Forward]
Goodwill	0	[1]
Updated goodwill balance	0
Goodwill allocation due to changes in segment reporting (See Note 15)	17,074
Goodwill	$ 17,074	[1]

[1]	Net of accumulated impairment losses of $62,179.